Revenue - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Contract term	20 years
Contract asset, non current		$ 30.0	$ 11.5
Contract asset, current		58.6	47.3
Contract liability		$ 1.7	$ 2.2
Midstream | Operating Segments | Commodity sales contracts
Disaggregation of Revenue
Contract term		1 year
Midstream | Operating Segments | Commodity sales contracts | Residential, commercial, and industrial | Minimum
Disaggregation of Revenue
Contract term			1 year
Midstream | Operating Segments | Commodity sales contracts | Residential, commercial, and industrial | Maximum
Disaggregation of Revenue
Contract term			5 years
Power | Operating Segments | Commodity sales contracts
Disaggregation of Revenue
Long-term Purchase Commitment, Period		20 years